Acquisitions, divestments and equity-accounted companies	12 Months Ended
Dec. 31, 2022
Acquisitions, divestments and equity-accounted companies [Abstract]
Acquisitions, divestments and equity-accounted companies
—
Note 4
Acquisitions, divestments and equity-accounted companies
Acquisitions

of controlling interests
Acquisitions of controlling interests were

as follows:
($ in millions, except number

of acquired businesses)
2022 2021 2020
Purchase price for acquisitions

(net of cash acquired)
(1)
195 212 79
Aggregate excess of purchase

price over fair value

of net assets acquired
(2)
229 161 92
Number of acquired businesses

5 2 3
(1)

Excluding

changes

in cost-

and equity-accounted

companies.
(2)

Recorded

as goodwill

(see Note

11).
In the table above, the “Purchase

price for acquisitions” and

“Aggregate excess of purchase price

over fair
value of net assets acquired” amounts

for 2022, relate primarily

to the acquisition of InCharge Energy, Inc.
(In-Charge) and in 2021, relate primarily

to the acquisition of ASTI Mobile

Robotics Group SL (ASTI).

In 2020,
there were no significant acquisitions.
Acquisitions of controlling interests have

been accounted for under

the acquisition method and have

been
included in the Company’s Consolidated

Financial Statements since the date of

acquisition.

On January 26, 2022, the Company increased

its ownership in In-Charge

to a
60

percent controlling interest
through a stock purchase agreement.

In-Charge is headquartered in

Santa Monica, USA, and is a provider

of
turn-key commercial electric vehicle

charging hardware and

software solutions. The resulting

cash outflows
for the Company amounted to $ 134

million (net of cash acquired

of $
4

million). The acquisition expands

the
market presence of the E-mobility Division

of its Electrification operating

segment, particularly in the North
American market. In connection

with the acquisition, the

Company’s pre-existing
13.2

percent ownership of
In-Charge was revalued to fair

value and a gain of $
32

million was recorded in Other income

(expense), net.
The Company entered into an agreement

with the remaining

noncontrolling shareholders allowing

either party
to put or call the remaining 40

percent of the shares until

2027. The amount for which either party

can
exercise their option is dependent

on a formula based on revenues

and thus, the amount is subject to
change. As a result of this agreement,

the noncontrolling interest is

classified as Redeemable

noncontrolling
interest (i.e. mezzanine equity) in

the Consolidated Balance

Sheets and was initially recognized

at fair value.
On August 2, 2021, the Company acquired

the shares of ASTI. ASTI

is headquartered in Burgos,

Spain, and
is a global autonomous mobile

robot (AMR) manufacturer. The resulting cash outflows

for the Company
amounted to $ 186

million (net of cash acquired).

The acquisition expands

the Company’s robotics and
automation offering in its Robotics &

Discrete Automation operating

segment.
While the Company uses its best

estimates and assumptions

as part of the purchase price allocation

process
to value assets acquired and

liabilities assumed at the acquisition

date, the purchase price allocation

for
acquisitions is preliminary

for up to 12 months after the

acquisition date and is subject to refinement

as more
detailed analyses are completed

and additional information about

the fair values of the acquired assets and
liabilities becomes available.
Business divestments and spin-offs
On September 7, 2022, the shareholders

approved the spin-off of the Company’s

Turbocharging Division into
an independent, publicly traded

company, Accelleron Industries AG (Accelleron), which

was completed
through the distribution of common

stock of Accelleron to the stockholders

of ABB on October 3, 2022. As a
result of the spin-off of this Division, the Company

distributed net assets

of $
272

million, net of amounts
attributable to noncontrolling

interests of $
12

million, which was reflected as a

reduction in Retained earnings.
In addition, total accumulated comprehensive

income of $
95

million, including the cumulative

translation
adjustment,

was reclassified to Retained

earnings. Cash and cash

equivalents distributed with Accelleron
was $ 172

million.

The results of operations of the

Turbocharging Division,

are included in the continuing

operations of the
Process Automation operating

segment for all periods presented

through to the spin-off date. In 2022, 2021
and 2020 Income continuing

operations before taxes, included

income of $
134

million, $
186

million and
$ 139

million, respectively, from this Division. In anticipation of the spin-off, the Company granted to a
subsidiary of Accelleron access

to funds in the form of a short-term

intercompany loan. At the spin-off

date,
this loan, having a principal

amount of
300

million Swiss francs ($
306

million at the date of spin-off), was due
to the Company and subsequently collected

in October 2022.
In 2021, the Company received

proceeds (net of transaction

costs and cash disposed) of $
2,958

million,
relating to divestments of consolidated

businesses and recorded

gains of $
2,193

million in Other income
(expense), net on the sales of such

businesses. These are primarily

due to the divestment of the Company’s
Mechanical Power Transmission Division

(Dodge) to RBC Bearings Inc. Certain

amounts included in

the net
gain for the sale of the Dodge business

are estimated or otherwise

subject to change in value

and, as a
result, the Company may record

additional adjustments to the gain

in future periods which are not

expected
to have a material impact on

the Consolidated Financial Statements.

In 2021

and 2020 Income from
continuing operations before

taxes, included net income of $
115

million and $
96

million, respectively, from
the Dodge business which, prior

to its sale was part of the Company’s

Motion operating segment.
In 2020, the Company completed

the sale of its Power Grids business

(see Note 3 for details) and its

solar
inverters business.
Divestment of the solar inverters

business
In February 2020, the Company completed

the sale of its solar inverters business

for
no

consideration. Under
the agreement, which was reached

in July 2019, the Company was

required to transfer $
143

million of cash
to the buyer on the closing date.

In addition, payments totaling

EUR
132

million ($
145

million) are required to
be transferred to the buyer from

2020 through 2025. In 2019, the Company

recorded a loss of $
421

million, in
Other income (expense), net,

representing the excess

of the carrying value,

which includes a loss of
$ 99

million arising from the cumulative translation

adjustment, over the estimated

fair value of this business.
In 2020, a further loss of $ 33

million was recorded in Other

income (expense), net for changes in

fair value of
this business. The loss in 2020 includes

the $
99

million reclassification from

other comprehensive income

of
the currency translation adjustment

related to the business.
The fair value was based on the estimated

current market values using

Level 3 inputs, considering

the
agreed-upon sale terms with the buyer. The solar inverters

business, which includes the solar

inverter
business acquired as part of the Power-One

acquisition in 2013, was part

of the Company’s Electrification
operating segment.
As this divestment does not qualify

as a discontinued operation,

the results of operations for this business
prior to its disposal are included

in the Company’s continuing operations

for all periods presented.
Including the above loss of $ 33

million in 2020, Income from

continuing operations before

taxes includes net
losses of $ 63

million, from the solar inverters

business.
Investments in equity-accounted companies
In connection with the divestment of

its Power Grids business

to Hitachi in 2020 (see Note 3), the Company
retained a 19.9

percent interest in the business.

For accounting purposes

the
19.9

percent interest was
deemed to have been both divested

and reacquired, with a fair

value at the transaction date of $
1,661

million.
The fair value was based on a discounted

cash flow model considering

the expected results of the future
business operations of Hitachi Energy

and using relevant market inputs

including a risk-adjusted weighted-
average cost of capital.

The Company also obtained an

option, exercisable with

three-months’

notice commencing April

2023,
granting it the right to require Hitachi

to purchase this investment at

fair value, subject to a minimum floor
price equivalent to a 10

percent discount compared

to the price paid for the initial
80.1

percent. This option
was initially valued at $ 118

million using a standard option

pricing model with inputs considering

the nature of
the investment and the expected period

until option exercise. As

this option is not separable

from the
investment the value has been

combined with the value

of the underlying investment and

is accounted for
together. Hitachi also received a call option requiring

the Company to sell the remaining
19.9

percent interest
in Hitachi Energy at any time at a price

consistent with what was paid

by Hitachi to acquire the initial
80.1

percent or at fair value, if higher.
In September 2022, the Company and

Hitachi agreed terms to sell

the Company’s remaining investment in
Hitachi Energy to Hitachi and simultaneously

settle certain outstanding

contractual obligations relating

to the
initial sale of the Power Grids business,

including certain indemnification

guarantees (see Note 15).

The sale
of the remaining investment was completed

in December 2022, resulting

in cash proceeds of $
1,552

million
and a gain of $ 43

million which was recorded

in “Other income (expense), net”.

In July 2020, the Company concluded

that based on its continuing

involvement with the Power Grids
business, including the membership

in its governing board of directors,

it had significant influence

over
Hitachi Energy. As a result, the investment (including

the value of the option) was accounted

for using the
equity method through the date of its

sale in December 2022.
The difference between the initial

carrying value of the Company's

investment in Hitachi Energy at

fair value
and its proportionate share of the underlying

net assets created basis differences of $
8,570

million
($ 1,705

million for the Company’s
19.9

percent ownership), which

were allocated as follows:
Weighted-average
($ in millions) Allocated amounts useful life
Inventories 169 5 months
Order backlog 727 2 years
Property, plant and equipment (1) 1,016
Intangible assets (2) 1,731 9 years
Other contractual rights 251 2 years
Other assets 43
Deferred tax liabilities (942)
Goodwill 6,026
Less: Amount attributed

to noncontrolling interest
(451)
Basis difference 8,570
(1)
Property,

plant and

equipment

includes

assets subject

to amortization

having an

initial fair

value difference

of $
686

million and

a
weighted-average

useful life

of
14 years .
(2)
Intangible

assets include

brand license

agreement,

technology

and customer

relationships
.
For assets subject to depreciation

or amortization, the Company

amortizes these basis differences over

the
estimated remaining useful lives

of the assets that gave

rise to this difference, recording the amortization,

net
of related deferred tax benefit, as a reduction

of income from equity-accounted

companies. Certain other
assets are recorded as an expense

as the benefits from the assets

are realized. At December

31, 2022, the
Company determined that no

impairment of its equity-accounted

investments existed.
The carrying value of the Company’s investments

in equity-accounted companies

and respective percentage
of ownership is as follows:
Ownership as of
Carrying value at December

31,
($ in millions, except ownership

share in %)
December 31, 2021 2022 2021
Hitachi Energy Ltd 19.9% — 1,609
Others 130 61
Total 130 1,670
In 2022, 2021 and 2020,

the Company recorded its share

of the earnings of investees accounted

for under
the equity method of accounting in

Other income (expense), net,

as follows:
($ in millions) 2022 2021 2020
Income (loss) from equity-accounted

companies, net

of taxes
(22) 38 29
Basis difference amortization

(net of deferred income

tax benefit)
(80) (138) (95)
Loss from equity-accounted

companies
(102) (100) (66)